INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Joint ventures (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
As of January 1	¥ 3,350,959		¥ 3,374,553
Capital injections	17,089		309,251
Share of profits for the year	178,910	$ 25,940	164,100	¥ 180,502
Share of changes in reserves	(6,098)		10,578
Cash dividends declared	(104,781)		(315,722)
Impairment	(75,997)
As of December 31	3,339,967	$ 484,250	3,350,959	3,374,553
China Aluminum Investment Development Co
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Registered and paid-in capital	1,229,748
Joint venture
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
As of January 1	3,350,959		3,374,553
Share of profits for the year	178,910		164,100
Share of changes in reserves	4,302		60
Cash dividends declared	(194,204)		(187,754)
As of December 31	3,339,967		3,350,959	¥ 3,374,553
Guangxi Huayin Aluminum Co., Ltd.
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
As of January 1	1,443,749
As of December 31	1,425,665		¥ 1,443,749
Registered and paid-in capital	¥ 2,441,987
Ownership interest in joint venture (as a percent)	33.00%	33.00%	33.00%
Voting power in joint venture (as a percent)	33.00%	33.00%
Profit sharing in joint venture (as a percent)	33.00%	33.00%